Supplement Dated May 1, 2009 to the

Variable Annuity Prospectuses for

MassMutual Artistry, Panorama Passage and Panorama Premier

Dated May 1, 2009

This supplement revises the prospectus to reflect a restatement of expenses for certain funds.

In the “Table of Fees and Expenses — Annual Fund Operating Expenses” in the “Investment Management Fees and Other Expenses” table, the rows and footnotes pertaining to the Oppenheimer Variable Account Funds and the Panorama Series Fund, Inc. are replaced with the following:

The fees and expenses reflected in this table are expressed as a percentage of average net assets for the year ended December 31, 2008.

Fund	Management Fees		Other Expenses		12b-1 Fees	Acquired Fund Fees and Expenses		Total Annual Fund Operating Expenses
Oppenheimer Balanced Fund/VA (Non-Service Shares)#	0.73	%A	0.13	%B	—	—		0.86	%C
Oppenheimer Capital Appreciation Fund/VA (Non-Service Shares)	0.65%		0.11	%B	—	—		0.76	%D
Oppenheimer Core Bond Fund/VA (Non-Service)# (not available through Panorama Passage or MassMutual Artistry)	0.60	%A	0.13	%B	—	—		0.73	%M
Oppenheimer Global Securities Fund/VA (Non-Service Shares)	0.63%		0.12	%B	—	—		0.75	%E
Oppenheimer High Income Fund/VA (Non-Service Shares)#	0.73%		0.17	%B	—	—		0.90	%F
Oppenheimer International Growth Fund/VA (Non-Service Shares)	0.97%		0.14	%B	—	0.01	%G	1.12	%E
Oppenheimer Main Street Fund® /VA (Non-Service Shares)	0.64%		0.12	%B	—	—		0.76	%D
Oppenheimer MidCap Fund/VA (Non-Service Shares)	0.70	%H	0.11	%B	—	—		0.81	%D
Oppenheimer Money Fund/VA (Non-Service Shares)##	0.45	%I	0.14	%J	—	—		0.59	%K
Oppenheimer Strategic Bond Fund/VA (Non-Service Shares)	0.55%		0.13	%B	—	0.02	%L	0.70	%F
Panorama Growth Portfolio (Non-Service)	0.63%		0.17	%B	—	—		0.80	%D
Panorama Total Return Portfolio (Non-Service)	0.63	%A	0.14	%B	—	—		0.77	%D
#	Unavailable in contracts/certificates issued on or after 5/1/09. For contracts/certificates issued prior to 5/1/09, you may not allocate any new money to this fund via purchase payments or transfers.

##	Only available in contracts/certificates issued on or before January 18, 2008.

A	Effective April 1, 2009 through March 31, 2010, the Manager has agreed to voluntarily waive the advisory fee by a certain percentage of the Fund’s average daily net assets. This voluntary waiver will be applied after all other waivers and/or reimbursements and may be withdrawn at any time. The percentage is 0.08% for Oppenheimer Balanced Fund/VA; 0.18% for Oppenheimer Core Bond Fund/VA and 0.09% for Panorama Total Return Portfolio.

B

“Other Expenses” include transfer agent fees, custodial fees, and accounting and legal expenses that the Fund pays. Effective 5/1/09 the Fund’s transfer agent fee structure has changed. The “Other Expenses” and “Total Annual Operating Expenses” per the above table reflect the estimated annual effect of these contractual changes. Prior to 5/1/09, the Transfer Agent had voluntarily undertaken to the Fund to limit the transfer agent fees to 0.35% of average daily net assets per fiscal year for all classes. For the Fund’s fiscal year ended 12/31/08, the transfer agent fees did not exceed the expense limitation. The actual “Other Expenses” as a percentage of the average daily net assets for the Fund’s fiscal year ended 12/31/08 were: 0.08% for Panorama Growth Portfolio; 0.07% for Oppenheimer High Income Fund/VA; 0.05% for Panorama Total Return Portfolio; 0.04% for Oppenheimer International Growth Fund/VA; 0.03% for Oppenheimer Balanced Fund/VA, Oppenheimer Core Bond Fund/VA and Oppenheimer Strategic Bond Fund/VA; 0.02% for Oppenheimer Global Securities Fund/VA and Oppenheimer Main Street Fund®/VA; and 0.01% for Oppenheimer Capital Appreciation Fund/VA and Oppenheimer MidCap Fund/VA. The Fund also receives certain credits from the Fund’s custodian that, during the fiscal year ended 12/31/08, reduced its custodial expenses for all share classes by less than 0.01% of average daily net assets.

C	Effective September 1, 2007, the Manager has voluntarily agreed to waive a portion of the advisory fee and/or reimburse certain expenses so that the total annual operating expenses of the Fund will not exceed 0.67% of average annual net assets. In addition, the transfer agent fee has changed effective 5/1/09. As a result, the “Total Annual Operating Expenses” in the table have been restated to reflect the current fee structure. It is estimated that after giving effect to all of the current fee structures, waivers and credits, the Fund’s “Total Annual Operating Expenses,” as a percentage of average daily net assets, would have been 0.59% during the fiscal year ended 12/31/08.

D

Effective 5/1/09, the Manager has voluntarily undertaken to limit the Fund’s total annual operating expenses so that those expenses, as a percentage of average daily net assets, will not exceed the annual rate of 0.80%. This voluntary undertaking may be amended or withdrawn at any time without notice to shareholders. In addition, the transfer agent fee has changed effective 5/1/09. As a result, the “Total Annual Operating Expenses” in the table have been restated to reflect the current fee structure. It is estimated that after giving effect to all of the current fee structures, waivers and credits, the Fund’s “Total Annual Operating Expenses” during the fiscal year ended 12/31/08, as a percentage of average daily net assets, would have been: 0.80% for Panorama Growth Portfolio; 0.76% for Oppenheimer Capital Appreciation Fund/VA and Oppenheimer Main Street Fund®/VA; 0.71% for Oppenheimer MidCap Fund/VA; and 0.68% for Panorama Total Return Portfolio.

E	Effective 5/1/09, the Manager has voluntarily undertaken to limit the Fund’s total annual operating expenses so that those expenses, as a percentage of average daily net assets, will not exceed the annual rate of 1.00%. This voluntary undertaking may be amended or withdrawn at any time without notice to shareholders. In addition, the transfer agent fee has changed effective 5/1/09. As a result, the “Total Annual Operating Expenses” in the table have been restated to reflect the current fee structure. It is estimated that after giving effect to all of the current fee structures, waivers and credits, the Fund’s “Total Annual Operating Expenses” during the fiscal year ended 12/31/08, as a percentage of average daily net assets, would have been 1.00% for Oppenheimer International Growth Fund/VA and 0.75% for Oppenheimer Global Securities Fund/VA.

F	Effective 5/1/09, the Manager has voluntarily undertaken to limit the Fund’s total annual operating expenses so that those expenses, as a percentage, of average daily net assets, will not exceed the annual rate of 0.75%. This voluntary undertaking may be amended or withdrawn at any time without notice to shareholders. In addition, the transfer agent fee has changed effective 5/1/09. As a result, the “Total Annual Operating Expenses” in the table have been restated to reflect the current fee structure. It is estimated that after giving effect to all of the current fee structures, waivers and credits, the Fund’s “Total Annual Operating Expenses” during the fiscal year ended 12/31/08, as a percentage of average daily net assets, would have been 0.68% for Oppenheimer Strategic Bond Fund/VA and 0.49% for Oppenheimer High Income Fund/VA.

G	“Acquired Fund Fees and Expenses” include fees and expenses incurred indirectly by the Fund with respect to the Fund’s investment in Oppenheimer Institutional Money Market Fund (“IMMF”). The calculation of the “Acquired Fund Fees and Expenses” is based on the total annual expense ratios of IMMF, without giving effect to any fee waivers or reimbursements. Any material change in the Fund’s allocations to Acquired Funds might increase or decrease those expenses. The Manager will voluntarily waive and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in IMMF.

H	Effective 9/1/08 through 8/31/09, the Manager has voluntarily agreed to reduce its advisory fee rate by 0.10% of the Fund’s average daily net assets if the Fund’s trailing one-year total return performance is in the fourth or fifth quintile of the Fund’s Lipper peer group as of 8/31/08. However, if the Fund’s trailing one-year total return performance, as measured at the end of any subsequent calendar quarter during this waiver period, improves to the third or higher quintile of the Fund’s Lipper peer group, the advisory fee reduction will be terminated effective the following business day. In addition, effective 4/1/09 through 3/31/10, the Manager has agreed to voluntarily waive its advisory fee by 0.09% of the Fund’s average daily net assets. This voluntary waiver will be applied after all other waivers. These advisory fee reductions are voluntary undertakings and may be terminated by the Manager at any time.

I	The Manager has voluntarily undertaken to waive fees and/or reimburse expenses to the extent necessary to assist the Fund in attempting to maintain a positive yield. There is no guarantee that the Fund will maintain a positive yield. That undertaking may be amended or withdrawn at any time.

J	“Other Expenses” include transfer agent fees, custodial fees, and accounting and legal expenses that the Fund pays. Effective 5/1/09 the Fund’s transfer agent fee structure has changed. The “Other Expenses” and “Total Annual Operating Expenses” per the above table reflect the estimated annual effect of these contractual changes. Prior to 5/1/09, the Transfer Agent had voluntarily undertaken to the Fund to limit the transfer agent fees to 0.35% of average daily net assets per fiscal year for all classes. For the Fund’s fiscal year ended 12/31/08, the transfer agent fees did not exceed the expense limitation. The actual “Other Expenses” as a percentage of the average daily net assets for the Fund’s fiscal year ended 12/31/08 were 0.05%.

K	Effective 5/1/09, the Manager has voluntarily undertaken to limit the Fund’s total annual operating expenses so that those expenses, as a percentage of average daily net assets, will not exceed the annual rate of 0.50%. This voluntary undertaking may be amended or withdrawn at any time without notice to shareholders. In addition, the transfer agent fee has changed effective 5/1/09. As a result, the “Total Annual Operating Expenses” in the table have been restated to reflect the current fee structure. It is estimated that after giving effect to all of the current fee structures, waivers and credits, the Fund’s “Total Annual Operating Expenses,” as a percentage of average daily net assets, would have been 0.50% during the fiscal year ended 12/31/08.

L	“Acquired Fund Fees and Expenses” includes fees and expenses incurred indirectly by the Fund with respect to the Fund’s investments in Oppenheimer Institutional Money Market Fund, Oppenheimer Master Loan Fund, LLC and Oppenheimer Master Event-Linked Bond Fund, LLC. The calculation of the “Acquired Fund Fees and Expenses” is based on the total annual expense ratios of those funds, without giving effect to any fee waivers or reimbursements. Any material change in the Fund’s allocations to Acquired Funds might increase or decrease those expenses. The Manager will voluntarily waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in Oppenheimer Institutional Money Market Fund, Oppenheimer Master Loan Fund, LLC and Oppenheimer Master Event-Linked Bond Fund, LLC.

M	For the fiscal year ended 12/31/08, the Manager voluntarily reimbursed expenses of $21,750 related to the acquisition of Oppenheimer Government Securities Portfolio. Effective 5/1/09, the Manager has voluntarily undertaken to limit the Fund’s total annual operating expenses so that those expenses, as a percentage of average daily net assets, will not exceed the annual rate of 0.75% . This voluntary undertaking may be amended or withdrawn at any time without notice to shareholders. In addition, the transfer agent fee has changed effective 5/1/09. As a result, the “Total Annual Operating Expenses” in the table have been restated to reflect the current fee structure. It is estimated that after giving effect to all of the current fee structures, waivers and credits, the Fund’s “Total Annual Operating Expenses,” as a percentage of average daily net assets, would have been 0.55% during the fiscal year ended 12/31/08.